Deferred tax - Movements of Major Gross Deferred Tax Assets (Detail) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning balance	£ 153.0
Ending balance	187.9	£ 153.0
Gross deferred tax assets [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning balance	412.0	411.8
Acquisition of subsidiaries		2.0
Credit/(charge) to income	57.6	(16.6)
Charge to other comprehensive income	(3.2)	(0.2)
Credit/(charge) to equity	30.9	(1.6)
Transfer to disposal group classified as held for sale	(56.3)
Exchange differences	(10.1)	16.6
Ending balance	430.9	412.0
Gross deferred tax assets [member] | Deferred compensation [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning balance	61.6	53.5
Credit/(charge) to income	(1.7)	4.7
Transfer to disposal group classified as held for sale	(4.2)
Exchange differences	(2.2)	3.4
Ending balance	53.5	61.6
Gross deferred tax assets [member] | Accounting provisions and accruals [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning balance	101.4	84.9
Credit/(charge) to income	10.2	13.0
Transfer to disposal group classified as held for sale	(19.2)
Exchange differences	(5.0)	3.5
Ending balance	87.4	101.4
Gross deferred tax assets [member] | Retirement benefit obligation [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning balance	68.5	75.6
Credit/(charge) to income	6.7	(11.2)
Charge to other comprehensive income	(3.2)	(0.2)
Transfer to disposal group classified as held for sale	(12.3)
Exchange differences	(2.2)	4.3
Ending balance	57.5	68.5
Gross deferred tax assets [member] | Property, plant and equipment [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning balance	47.9	68.4
Credit/(charge) to income	19.4	(20.6)
Charge to other comprehensive income	0.0
Credit/(charge) to equity	27.8
Transfer to disposal group classified as held for sale	(13.6)
Exchange differences	3.2	0.1
Ending balance	84.7	47.9
Gross deferred tax assets [member] | Tax losses and credits [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning balance	67.1	72.7
Credit/(charge) to income	24.2	(8.9)
Transfer to disposal group classified as held for sale	(3.0)
Exchange differences	(2.0)	3.3
Ending balance	86.3	67.1
Gross deferred tax assets [member] | Share-based payments [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning balance	16.8	33.0
Credit/(charge) to income	2.9	(15.3)
Credit/(charge) to equity	3.1	(1.6)
Transfer to disposal group classified as held for sale	(0.7)
Exchange differences	(0.6)	0.7
Ending balance	21.5	16.8
Gross deferred tax assets [member] | Restructuring provisions [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning balance	17.3	5.8
Credit/(charge) to income	12.5	10.7
Transfer to disposal group classified as held for sale	(3.4)
Exchange differences	(0.6)	0.8
Ending balance	25.8	17.3
Gross deferred tax assets [member] | Other temporary differences [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning balance	31.4	17.9
Acquisition of subsidiaries		2.0
Credit/(charge) to income	(16.6)	11.0
Transfer to disposal group classified as held for sale	0.1
Exchange differences	(0.7)	0.5
Ending balance	£ 14.2	£ 31.4